Adoption of New Accounting Standards	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
Adoption of New Accounting Standards
ADOPTION OF NEW ACCOUNTING STANDARDS

IFRS 16, Leases

As referenced in note 2 above, the Corporation adopted IFRS 16 on January 1, 2019. The impact of the Corporation’s transition to IFRS 16 is summarized below.

The table below illustrates the reconciliation of lease commitments not recorded on the consolidated statement of financial position prior to the adoption of IFRS 16 to the lease liabilities recognized in connection with the transition to IFRS 16:

In thousands of U.S. Dollars	As at January 1, 2019
Off-balance-sheet contractual commitments	242,170
Less: non-lease contractual commitments	(150,055)
Off-balance-sheet commitments for lease obligations	92,115
Current leases with a lease term of 12 months or less (short-term leases)	(24,618)
Variable lease payments that do not depend on an index or rate	(3,325)
Other	1,992
Undiscounted lease liabilities as at January 1, 2019	66,164
Effect of discounting	(6,679)
Present value of lease liabilities as at January 1, 2019	59,485

The table below illustrates the impact of the adoption of IFRS 16 to the consolidated statement of financial position as at January 1, 2019:

In thousands of U.S. Dollars	Original January 1, 2019 (IAS 17)	Adjustment on adoption of IFRS 16	January 1, 2019 (IFRS 16)
Right-of-use assets (included in Property and equipment)	—	57,288	57,288
Prepaid expenses and other non-current assets	32,760	(776)	31,984
Net impact on total assets		56,512

Lease liabilities	—	59,485	59,485
Other long-term liabilities	79,716	(2,973)	76,743
Net impact on total liabilities		56,512

Retained earnings		—

The table below illustrates the right-of-use assets as at December 31, 2019, included as part of property and equipment in the consolidated statement of financial position by asset class:

In thousands of U.S. Dollars	Land and Buildings	Computer Equipment	Total
Net carrying amount
January 1, 2019	42,194	15,094	57,288
December 31, 2019	37,018	13,780	50,798

The table below illustrates the contractual maturity of recognized lease liabilities in the consolidated statement of financial position:

In thousands of U.S. Dollars	January 1, 2019	December 31, 2019
Lease liabilities
Current portion of lease liabilities	14,985	19,633
Long-term portion of lease liabilities	44,500	35,691
	59,485	55,324

Maturity analysis (undiscounted)
Not later than 1 year	14,985	19,633
Later than 1 year and not later than 5 years	41,214	37,150
Later than 5 years	9,965	5,475
	66,164	62,258

The weighted average discount rate applied to the Corporation’s leases as at December 31, 2019 was 3.68% (January 1, 2019 – 3.83%).

The table below illustrates the impact of the adoption of IFRS 16 to the consolidated statement of earnings (loss) for the year ended December 31, 2019:

In thousands of U.S. Dollars	Year Ended December 31, 2019
Impact on earnings for the period
Increase in depreciation and amortization expenses	(17,532)
Increase in net financing charges	(2,368)
Decrease in other operational costs	19,414
Decrease in earnings for the period	(486)

Impact on earnings per share
Decrease in earnings per share
Basic	$—
Diluted	$—

During the year ended December 31, 2019, the Corporation recorded a lease rental expense of $3.2 million within General and administrative expenses related to short term and low value leases.

IFRIC 23, Uncertainty over Income Tax Treatments

As referenced in note 2, the Corporation adopted IFRIC 23 on January 1, 2019. The adoption of the interpretation did not have a material impact on the consolidated financial statements.

Amendments to IFRS 9, IAS 39 and IFRS 7
As referenced in note 3, the Corporation has chosen to early apply the amendments to IFRS 9, IAS 39 and IFRS 7 for the reporting period ending December 31, 2019. Adopting these amendments allows the Corporation to continue hedge accounting during the period of uncertainty arising from interest rate benchmark reforms. The relief provided by the amendments in the application hedge accounting are applied by the Corporation to the Swap Agreements (as defined below). For all other derivative instruments held by the Corporation, it does not apply hedge accounting.

Cash flow hedge accounting under IAS 39 requires the future hedged cash flows to be ‘highly probable’. The relief provided by the amendments requires an entity to assume that the interest rate on which the hedged cash flows are based does not change as a result of the reform. Hence, where the hedged cash flows may change as a result of the IBOR reform this will not cause the ‘highly probable’ test to fail. IAS 39 requires a forward-looking prospective assessment whereby the hedge must be expected to be highly effective in order to hedge accounting. Under the amendments, an entity assumes that the interest rate benchmark on which the cash flows of the hedged item, hedging instrument or hedged risk are based is not altered by IBOR reform. The uncertainties described above in the context of prospective assessments could also affect IAS 39’s retrospective effectiveness requirement. IAS 39 has further been amended to provide an exception to the retrospective effectiveness test such that a hedge is not discontinued during the period of IBOR-related uncertainty solely because the retrospective effectiveness falls outside this required 80–125% range.

The Corporation’s USD First Lien Term Loan, certain of its cross-currency interest rate swaps and its interest rate swap are indexed to USD-LIBOR and the Corporation’s EUR First Lien Term Loan is indexed to EURIBOR. The Corporation is monitoring and evaluating the related risks, which include interest payments on the First Lien Term Loans, and amounts received on certain of its cross-currency interest rate swaps and the interest rate swap. These risks arise in connection with transitioning contracts to an alternative rate, including any resulting value transfer that may occur. The fair value of the financial instruments tied to USD-LIBOR and EURIBOR could also be impacted if USD-LIBOR and EURIBOR are limited or discontinued. Additional risk exists as the method of transitioning to an alternative reference rate may be challenging and requires agreement with the respective counterparty about how to make the transition.
If the Corporation’s contracts are not transitioned to alternative reference rates and USD-LIBOR and EURIBOR are discontinued, the impact on our indexed financial instruments is likely to vary by contract. If USD-LIBOR and EURIBOR are discontinued or if the methods of calculating USD-LIBOR and EURIBOR change from their current form, interest rates on our current or future indebtedness may be adversely affected.
While the Corporation expects USD-LIBOR and EURIBOR to be available in substantially their current form until the end of 2021, it is possible that USD-LIBOR and EURIBOR will become unavailable prior to that point. This could result, for example, if sufficient banks decline to make submissions to the USD-LIBOR and EURIBOR administrators. In that case, the risks associated with the transition to an alternative reference rates will be accelerated and magnified.
The Corporation will continue to apply the amendments to IFRS 9/IAS 39 until the uncertainty arising from the interest rate benchmark reforms with respect to the timing and the amount of the underlying cash flows that the Corporation is exposed ends. The Corporation has assumed that this uncertainty will not end until the Corporation’s contracts that reference IBORs are amended to specify the date on which the interest rate benchmark will be replaced, the cash flows of the alternative benchmark rate and the relevant spread adjustment.